Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended	12 Months Ended
		Dec. 16, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions [Line Items]
Due from affiliates				$ 42,471		$ 42,471	$ 42,471	$ 1,255,820
Company shares (in Shares)		1,337,500		690,000	138,556
Issued of compensation for services			$ 1,802,215	$ 959,100		1,364,025 [1]
General Support Services [Member]
Related Party Transactions [Line Items]
Revenue from related parties						0	70,000	0
Related Party [Member]
Related Party Transactions [Line Items]
Advances – related party				$ 1,000,000		$ 1,000,000
Owed from affiliate balance							$ 192,069	229,837
Brilliant Note Receivable [Member]
Related Party Transactions [Line Items]
Principal amount								299,650
Written off								$ 299,650
Equity Securities [Member]
Related Party Transactions [Line Items]
Ownership percentage				5.00%		5.00%
Directly [Member]
Related Party Transactions [Line Items]
Ownership percentage				40.00%		40.00%
Indirectly [Member]
Related Party Transactions [Line Items]
Ownership percentage				10.00%		10.00%
Common Stock [Member]
Related Party Transactions [Line Items]
Company shares (in Shares)					110,707	340,100
Issued of compensation for services	[1]					$ 85
Common Stock Issuances [Member]
Related Party Transactions [Line Items]
Issued of compensation for services						$ 789,032

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.